Significant Accounting Policies (Details) - USD ($)						1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 30, 2025	Dec. 30, 2024	Jun. 16, 2021	Jun. 16, 2020	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 28, 2025	Sep. 29, 2025	Apr. 30, 2025	Nov. 30, 2024	May 20, 2024	Oct. 06, 2023
Significant Accounting Policies [Line Items]
Net loss							$ (4,968,276)	$ (27,554,905)	$ (5,827,049)
Accumulated deficit	$ (72,158,102)						(72,158,102)	(67,201,367)
Prepaids, deposits and other	$ 771,897						771,897	147,538
Equity income							$ 16,281
Percentage of salvage value	0.00%						0.00%
Aggregate value							$ 5,919,965		699,200
Extinguishment of liabilities							8,081,359	24,280,421
Price per share (in Dollars per share)			$ 0.18							$ 9.36			$ 137.15	$ 299.65	$ 650
Additional paid in capital								1,800,000
Subscription receivable								$ 49,637
Aggregate value of equity							$ 9,500,000
Escrow shares (in Shares)				1,933,740
Share percentage				50.00%
Cash contribution						$ 178,916
Exchange interest rate						49.00%
Additional capital contributions totaled						$ 257,405			$ (1,277,454)
Lease term	1 year 9 months 29 days						1 year 9 months 29 days	1 year 4 months 20 days
Other Income [Member]
Significant Accounting Policies [Line Items]
Extinguishment of liabilities			$ 24,300,000				$ 8,080,000.00
Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Ordinary shares were issued (in Shares)	120,317,410,525		496,358,691
Aggregate value		$ 17,600,000	$ 26,100,000
Price per share (in Dollars per share)	$ 2.57		$ 0.0036				$ 2.57
Closing price (in Dollars per share)			$ 117
Shares issued (in Shares)												496,358,691
Shares were issued under equity agreements (in Shares)		120,317,410,525
Price per share (in Dollars per share)	0.00008						0.00008	$ 0.0001
Class B Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Price per share (in Dollars per share)										$ 0.0003			$ 0.004	$ 0.009	$ 0.02
Price per share (in Dollars per share)	$ 0.0001						$ 0.0001	$ 0.0001
Escrow shares (in Shares)					3,867,481
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years						3 years
Price per share (in Dollars per share)											$ 0.0001
Lease term	1 year						1 year
Minimum [Member] | Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Price per share (in Dollars per share)											0.0001
Minimum [Member] | Class B Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Price per share (in Dollars per share)											0.0001
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years						10 years
Price per share (in Dollars per share)											0.0001
Lease term	2 years						2 years
Maximum [Member] | Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Price per share (in Dollars per share)											0.0001
Maximum [Member] | Class B Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Price per share (in Dollars per share)											$ 0.0001
Lion NFT Limited [Member]
Significant Accounting Policies [Line Items]
Interest in an investee company	30.00%					10.00%	30.00%
Lion Metaverse Limited (“LML”) [Member]
Significant Accounting Policies [Line Items]
Interest in an investee company	50.00%						50.00%